UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:   September 30, 2009

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address:  20 Eglinton Avenue West
          Suite 2000
          Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		   Alternate Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:

Toronto, Ontario, Canada	October 13, 2009
[City, State] 			[Date]


_________________________________
[Signature]


Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                                     Beutel, Goodman & Company Ltd.
                                                     Form 13F Information Table             Form 13F File Number
             30-Sep-09                                                                          28 - 11939

                                                          Total     Shares Investment Other              Voting Authority
Name of Issuer             Title of Class      CUSIP  (x $1000)            Discretion Mgrs.           Sole   Shared     None
Bank of Nova Scotia                Common    64149107    283,303  6,215,636      Sole             5,198,505         1,017,131
Cameco Corp.                       Common   13321L108    144,264  5,206,337      Sole             4,449,137           757,200
CIBC                               Common   136069101    402,270  6,606,131      Sole             5,581,386         1,024,745
CDN National Railway               Common   136375102    189,519  3,853,647      Sole             3,291,059           562,588
Encana                             Common   292505104    364,864  6,309,806      Sole             5,396,936           912,870
Kinross Gold Corp.                 Common   496902404    201,235  9,248,369      Sole             7,874,269         1,374,100
Manulife Financial                 Common   56501R106    336,281 16,024,927      Sole            13,669,057         2,355,870
Molson Coors Canada        ExchNonVot CLB   608711206    277,261  5,774,671      Sole             4,964,321           810,350
Rogers Communications    Class BNonVoting   775109200    168,776  5,986,171      Sole             5,082,720           903,451
Royal Bank CDA                     Common   780087102    225,858  4,207,920      Sole             3,438,180           769,740
Sun Life Financial                 Common   866796105    151,610  4,845,209      Sole             4,064,593           780,616
Talisman Energy Inc                Common   87425E103    252,921 14,556,251      Sole            12,200,722         2,355,529
Thomson Reuters Corp.              Common   884903105    111,926  3,342,817      Sole             2,810,142           532,675
Toronto Dominion Bank              Common   891160509    510,441  7,903,185      Sole             6,681,910         1,221,275

Total                                                  3,620,529







FORM 13F SUMMARY PAGE

Report Summary:
September 30, 2009

Number of Other Included Managers:
None

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total:
3,620,529 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


No. Form 13F File Number Name
____ 28-__11939

Repeat as necessary.